S000046220 [Member] Performance Management - BATS: High Income Municipal Series	Mar. 31, 2026
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. The table compares the Fund’s performance to that of the Bloomberg Municipal Bond Index, the Bloomberg Municipal High Yield Bond Index and a customized weighted index comprised of 60% Bloomberg Municipal Bond: High Yield (non-Investment Grade) Total Return Index; 20% Bloomberg Municipal Bond Rated Baa Index; and 20% Bloomberg Municipal Investment Grade ex BBB (the “Customized Reference Benchmark”). The Bloomberg Municipal High Yield Bond Index and the Customized Reference Benchmark are relevant to the Fund because they have characteristics similar to the Fund’s investment strategies. To the extent that dividends and distributions have been paid by the Fund, the performance information for the Fund in the chart and table assumes reinvestment of the dividends and distributions. As with all such investments, past performance (before and after taxes) is not an indication of future results. The table includes all applicable fees. If the Fund’s investment manager and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. Updated information on the Fund’s performance, including its current net asset value, can be obtained by visiting http://www.blackrock.com or can be obtained by phone at 800-882-0052.

Performance Past Does Not Indicate Future [Text]	As with all such investments, past performance (before and after taxes) is not an indication of future results.
Performance Information Illustrates Variability of Returns [Text]	The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund.
Performance Additional Market Index [Text]	The table compares the Fund’s performance to that of the Bloomberg Municipal Bond Index, the Bloomberg Municipal High Yield Bond Index and a customized weighted index comprised of 60% Bloomberg Municipal Bond: High Yield (non-Investment Grade) Total Return Index; 20% Bloomberg Municipal Bond Rated Baa Index; and 20% Bloomberg Municipal Investment Grade ex BBB (the “Customized Reference Benchmark”). The Bloomberg Municipal High Yield Bond Index and the Customized Reference Benchmark are relevant to the Fund because they have characteristics similar to the Fund’s investment strategies.
Bar Chart [Heading]	ANNUAL TOTAL RETURNS BATS: High Income Municipal Series As of 12/31
Bar Chart Closing [Text Block]
During the ten-year period shown in the bar chart, the highest return for a quarter was 10.46% (quarter ended December 31, 2023) and the lowest return for a quarter was -6.87% (quarter ended March 31, 2022). The year-to-date return as of June 30, 2026 was 4.36%.

Performance Table Heading	For the periods ended 12/31/25Average Annual Total Returns
Performance Table Narrative
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Availability Website Address [Text]	http://www.blackrock.com
Performance Availability Phone [Text]	800-882-0052
BATS: High Income Municipal Series
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	year-to-date return
Bar Chart, Year to Date Return	4.36%
Bar Chart, Year to Date Return, Date	Jun. 30, 2026
Highest Quarterly Return, Label [Optional Text]	highest return
Highest Quarterly Return	10.46%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	lowest return
Lowest Quarterly Return	(6.87%)
Lowest Quarterly Return, Date	Mar. 31, 2022